UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stephens Investment Management LLC
Address: One Ferry Building, Suite 255

         San Francisco, CA  94111

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bart Stephens
Title:     General Partner
Phone:     415 677 5440

Signature, Place, and Date of Signing:

     Bart Stephens     San Francisco, CA     November 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $148,870 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109     3703   240000 SH       DEFINED                         240000
AIRSPAN NETWORKS INC           COM              00950h102     1953  5743139 SH       DEFINED                        5743139
ALSIUS CORPORATION             *W EXP 08/03/200 021211115        4   102723 SH       DEFINED                         102723
ALSIUS CORPORATION             COM              021211107       81    95333 SH       DEFINED                          95333
AMYLIN PHARMACEUTICALS INC     COM              032346108      280    13852 SH       DEFINED                          13852
ARRAY BIOPHARMA INC            COM              04269X105     6767   881073 SH       DEFINED                         881073
BIOCRYST PHARMACEUTICALS       COM              09058V103     7013  2226127 SH       DEFINED                        2226127
CALIPER LIFE SCIENCES INC      COM              130872104     4321  1543038 SH       DEFINED                        1543038
CLEARWIRE CORP                 CL A             185385309    18843  1586135 SH       DEFINED                        1586135
COMVERGE INC                   COM              205859101     3796   825294 SH       DEFINED                         825294
CURIS INC                      COM              231269101      358   311498 SH       DEFINED                         311498
DELIA'S INC NEW                COM              246911101     2298   795059 SH       DEFINED                         795059
DENISON MINES CORP             COM              248356107     1827   615000 SH       DEFINED                         615000
DG FASTCHANNEL INC             COM              23326R109     6019   274600 SH       DEFINED                         274600
EARTHLINK INC                  COM              270321102     4661   548410 SH       DEFINED                         548410
ENERGY RECOVERY INC            COM              29270J100     3936   410409 SH       DEFINED                         410409
ENLIVEN MARKETING TECH CORP    COM              293361101      242   377089 SH       DEFINED                         377089
FREDERICKS HOLLYWOOD GROUP I   COM              35582T108      147   271797 SH       DEFINED                         271797
GENOMIC HEALTH INC             COM              37244C101     1243    54882 SH       DEFINED                          54882
GLU MOBILE INC                 COM              379890106     5622  2882845 SH       DEFINED                        2882845
HELICOS BIOSCIENCES CORP       COM              42326R109     2231  1297357 SH       DEFINED                        1297357
ICAGEN INC                     COM              45104P104      153   156440 SH       DEFINED                         156440
INFOCUS CORP                   COM              45665B106      796   541411 SH       DEFINED                         541411
ISILON SYS INC                 COM              46432L104     6064  1374949 SH       DEFINED                        1374949
MANITEX INTL INC               COM              563420108     1299   382076 SH       DEFINED                         382076
MMC ENERGY INC                 COM NEW          55312Q208     4053  2702192 SH       DEFINED                        2702192
MONOGRAM BIOSCIENCES INC       COM              60975U108     4729  6222215 SH       DEFINED                        6222215
NVIDIA CORP                    COM              67066G104      107    10000 SH       DEFINED                          10000
ORANGE 21 INC                  COM              685317109     2712   779197 SH       DEFINED                         779197
ORBCOMM INC                    COM              68555P100    13324  2702567 SH       DEFINED                        2702567
ORMAT TECHNOLOGIES INC         COM              686688102     2365    65110 SH       DEFINED                          65110
PROXIM WIRELESS CORP           COM              744285107      257   677404 SH       DEFINED                         677404
PURECYCLE CORP                 COM NEW          746228303     1324   220979 SH       DEFINED                         220979
ROCKWOOD HLDGS INC             COM              774415103    12027   468700 SH       DEFINED                         468700
SCIENTIFIC LEARNING CORP       COM              808760102      526   159733 SH       DEFINED                         159733
SOURCEFIRE INC                 COM              83616T108     2729   374407 SH       DEFINED                         374407
STRATEGIC DIAGNOSTICS INC      COM              862700101     2751  1698456 SH       DEFINED                        1698456
SUPPORTSOFT INC                COM              868587106     3087  1029108 SH       DEFINED                        1029108
SURMODICS INC                  COM              868873100     7561   240100 SH       DEFINED                         240100
SYSTEMAX INC                   COM              871851101      725    51600 SH       DEFINED                          51600
TOWERSTREAM CORP               COM              892000100     2868  3151584 SH       DEFINED                        3151584
U.S. AUTO PARTS NETWORK INC    COM              90343C100     2827  1315072 SH       DEFINED                        1315072
VOLTAIRE LTD                   ORD SHS          M97613109      677   170000 SH       DEFINED                         170000
WIRELESS RONIN TECHNOLOGIES    COM              97652A203      416   175000 SH       DEFINED                         175000
XATA CORP                      COM NEW          983882309      148    38072 SH       DEFINED                          38072